Financial Income (Expense)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Income (Expense)
30.	Financial Income (Expense)

	2018	2017	2016
Financial income:
Interest on financial investments	328,625	475,460	404,080
Interest from customers	135,514	105,773	103,976
Changes in subscription warranty—indemnification (see Note 24)	44,484	—	—
Selic interest on PIS and COFINS credits (see Notes 7.a.2 and 21.a.1.2)	168,564	—	—
Other financial income	4,048	3,868	5,187

	681,235	585,101	513,243

Financial expenses:
Interest on loans	(440,641)	(672,102)	(777,424)
Interest on debentures	(441,394)	(385,009)	(374,125)
Interest on finance leases	(2,670)	(4,991)	(7,839)
Bank charges, financial transactions tax, and other charges	(92,558)	(91,614)	(74,761)
Exchange variation, net of gains and losses with derivative instruments	172,701	72,869	(69,854)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 21.a.1.2)	—	43,411	—
Changes in subscription warranty—indemnification (see Note 24)	—	(20,360)	(42,615)
TCC interest – Bahiana (see Notes 21.b.2.2 and 29)	—	(13,509)	—
Interest of provisions, net, and other financial expenses	9,791	11,908	(9,201)

	(794,771)	(1,059,397)	(1,355,819)

Financial income (expense)	(113,536)	(474,296)	(842,576)